UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     November 14, 2007

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   40
Form 13F Information Table Value Total:   $490,420

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP		       COM		020002101 12048	   210664   SHRS     SOLE		  209164	0    1500
AMERICAN EXPRESS CO	       COM		025816109 10796	   181835   SHRS     SOLE		  180500	0    1335
AMERICAN INTL GROUP INC	       COM		026874107 12292	   181697   SHRS     SOLE		  180377	0    1320
AMGEN INC	               COM		031162100 218	   3840	    SHRS     SOLE		  3840		0    0
ANHEUSER BUSCH COS INC	       COM		035229103 10627	   212583   SHRS     SOLE		  211043	0    1540
APOLLO GROUP INC	       CL A		037604105 15868	   263816   SHRS     SOLE		  261426	0    2390
BANK OF AMERICA CORPORATION    COM		060505104 19677	   391446   SHRS     SOLE		  388600	0    2846
BRISTOL MYERS SQUIBB CO	       COM		110122108 13190	   457640   SHRS     SOLE		  454295	0    3345
CITIGROUP INC	               COM		172967101 10800	   231407   SHRS     SOLE		  229785	0    1622
COUNTRYWIDE FINANCIAL CORP     COM		222372104 10015	   526762   SHRS     SOLE		  524037	0    2725
ELECTRONIC DATA SYS NEW	       COM		285661104 6764	   309705   SHRS     SOLE		  307505	0    2200
EMERSON ELEC CO	               COM		291011104 15800	   296912   SHRS     SOLE		  295007	0    1905
GENERAL DYNAMICS CORP	       COM		369550108 15073	   178446   SHRS     SOLE		  177191	0    1255
HOME DEPOT INC	               COM		437076102 16814	   518324   SHRS     SOLE		  514704	0    3620
INTEL CORP	               COM		458140100 20736	   801883   SHRS     SOLE		  796163	0    5720
KEYCORP NEW	               COM		493267108 13509	   417844   SHRS     SOLE		  415039	0    2805
LEGG MASON INC	               COM		524901105 16051	   190434   SHRS     SOLE		  189064	0    1370
MOTOROLA INC	               COM		620076109 11385	   614482   SHRS     SOLE		  610762	0    3720
NEWELL RUBBERMAID INC	       COM		651229106 8870	   307764   SHRS     SOLE		  305444	0    2320
PEPSICO INC	               COM		713448108 270	   3675	    SHRS     SOLE		  3675		0    0
PFIZER INC	               COM		717081103 10324	   422596   SHRS     SOLE		  419576	0    3020
PROGRESSIVE CORP OHIO	       COM		743315103 11946	   615470   SHRS     SOLE		  611055	0    4415
SPRINT NEXTEL CORP	       COM FON		852061100 23157	   1218768  SHRS     SOLE		  1210263	0    8505
WACHOVIA CORP NEW	       COM		929903102 11634	   231982   SHRS     SOLE		  230432	0    1550
WAL MART STORES INC	       COM		931142103 14830	   339758   SHRS     SOLE		  337383	0    2375
WASHINGTON MUT INC	       COM		939322103 20413	   578120   SHRS     SOLE		  574263	0    3857
WESTERN UN CO	               COM		959802109 11190	   533575   SHRS     SOLE		  529590	0    3985
DELL INC	               COM		24702R101 25466	   922720   SHRS     SOLE		  916195	0    6525
DIRECTV GROUP INC	       COM		25459L106 16438	   677041   SHRS     SOLE		  672311	0    4730
EXPEDIA INC DEL	               COM		30212P105 7441	   233429   SHRS     SOLE		  231676	0    1753
EXXON MOBIL CORP	       COM		30231G102 14683	   158625   SHRS     SOLE		  157460	0    1165
IAC INTERACTIVECORP	       COM NEW		44919P300 7665	   258374   SHRS     SOLE		  256541	0    1833
JP MORGAN CHASE & CO	       COM		46625H100 15275	   333383   SHRS     SOLE		  331098	0    2285
LIBERTY MEDIA HLDG CORP	       INT COM SER A	53071M104 12345	   642626   SHRS     SOLE		  637841	0    4785
LIBERTY MEDIA HLDG CORP	       CAP COM SER A	53071M302 7930	   63522    SHRS     SOLE		  63068		0    454
SLM CORP	               COM		78442P106 10475	   210885   SHRS     SOLE		  209320	0    1565
WASTE MGMT INC DEL	       COM		94106L109 9304	   246546   SHRS     SOLE		  244756	0    1790
COVIDIEN LTD	               COM		G2552X108 6536	   157515   SHRS     SOLE		  156394	0    1121
TYCO INTL LTD BERMUDA	       SHS		G9143X208 6982	   157461   SHRS     SOLE		  156340	0    1121
TYCO ELECTRONICS LTD	       COM NEW		G9144P105 5583	   157560   SHRS     SOLE		  156439	0    1121